VALENZUELA CAPITAL TRUST

                               SEMI-ANNUAL REPORT
                      FOR THE PERIOD ENDING MARCH 31, 2000

                              VAL CAP MID CAP FUND

                             VAL CAP SMALL CAP FUND

                            VALENZUELA CAPITAL TRUST
                       Statement of Assets and Liabilities
                                 March 31, 2000
                                   (Unaudited)

                                                                   VAL CAP       VAL CAP
                                                                   MID CAP      SMALL CAP
                                                                     FUND          FUND
ASSETS                                                            ----------    ----------
      Investments in securities at market value (identified
              cost $123,275 and $57,622, respectively)(Note 1)    $  136,912    $   68,116
      Dividends and interest receivable                                   76            36
      Other assets                                                       142           127
                                                                  ----------    ----------
                   Total Assets                                      137,130        68,279
                                                                  ----------    ----------
LIABILITIES

      Investment securities purchased                                  7,522         1,306
                                                                  ----------    ----------
                   Total Liabilities                                   7,522         1,306
                                                                  ----------    ----------

                                                                  $  129,608    $   66,973
                                                                  ==========    ==========
NET ASSETS

Net Assets Consist of:
      Paid-in capital                                             $  100,000    $   50,000
      Undistributed net investment income                                801           514
      Accumulated net realized gain on investments                    15,170         5,965
      Net unrealized appreciation of securities                       13,637        10,494
                                                                  ----------    ----------
                                                                  $  129,608    $   66,973
                                                                  ==========    ==========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                           9,521         5,000
                                                                  ==========    ==========

Net asset value and offering price per share                      $    13.61    $    13.39
                                                                  ==========    ==========

                See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                             Statement of Operations
                          Period Ended March 31, 2000*
                                   (Unaudited)

                                                                              VAL CAP       MID CAP
                                                                              MID CAP      SMALL CAP
                                                                                FUND          FUND
                                                                            ----------     ----------
INVESTMENT INCOME:
        Dividends                                                           $      224     $      181
        Interest                                                                   577            333
                                                                            ----------     ----------
               Total Investment Income                                             801            514

EXPENSES:
        Registration and filing fees                                            14,273         14,273
        Administration fees (Note 3)                                            13,375         13,375
        Fund accounting fees (Note 3)                                            5,000          5,000
        Custodian fees                                                           3,742          3,806
        Insurance expense                                                        2,412          2,412
        Shareholder services and transfer agent fees (Note 3)                    1,548          1,548
        Miscellaneous                                                              982            982
        Advisory fees (Note 3)                                                     298            212
                                                                            ----------     ----------
               Total Expenses                                                   41,630         41,608
        Less fees waived and expenses reimbursed by the Manager (Note 3)       (41,630)       (41,608)
                                                                            ----------     ----------
               Net Expenses                                                         --             --
                                                                            ----------     ----------

NET INVESTMENT INCOME                                                              801            514
                                                                            ----------     ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:

Net realized gain from security transactions                                    15,170          5,965
Net change in unrealized appreciation of investments                            13,637         10,494
                                                                            ----------     ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                28,807         16,459
                                                                            ----------     ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $   29,608     $   16,973
                                                                            ==========     ==========

* From commencement of operations (October 1, 1999).

                See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                       Statements of Changes in Net Assets
                          Period Ended March 31, 2000*
                                   (Unaudited)

                                                                       VAL CAP        MID CAP
                                                                       MID CAP       SMALL CAP
                                                                         FUND           FUND
                                                                      ----------     ----------
OPERATIONS:
     Net investment income                                            $      801    $      514
     Net realized gains on investments                                    15,170         5,965
     Net change in unrealized appreciation of investments                 13,637        10,494
                                                                      ----------    ----------
     Net increase in net assets resulting from operations                 29,608        16,973

FUND SHARE TRANSACTIONS:
     Proceeds from shares sold                                            50,000            --
     Payments for shares redeemed                                             --            --
                                                                      ----------    ----------
        Net increase in net assets from capital share transactions        50,000            --

TOTAL INCREASE IN NET ASSETS                                              79,608        16,973
                                                                      ----------    ----------
NET ASSETS:
     Beginning of period                                                  50,000        50,000
                                                                      ----------    ----------
     End of period                                                    $  129,608    $   66,973
                                                                      ==========    ==========
SUMMARY OF FUND SHARE ACTIVITY:
     Shares sold                                                           4,521            --
     Shares redeemed                                                          --            --
                                                                      ----------    ----------
     Net increase in shares outstanding                                    4,521            --
     Shares outstanding, beginning of period                               5,000         5,000
                                                                      ----------    ----------
     Shares outstanding, end of period                                     9,521         5,000
                                                                      ==========    ==========

* From commencement of operations (October 1, 1999).

                See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
            Financial Highlights for the Period Ended March 31, 2000*
                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                         VAL CAP           MID CAP
                                                         MID CAP          SMALL CAP
                                                           FUND              FUND
                                                        ----------        ----------
PER SHARE DATA
Net asset value at beginning of period                  $    10.00        $    10.00

Income from investment operations:
     Net investment income                                    0.08              0.10
     Net realized and unrealized gain                         3.53              3.29
                                                        ----------        ----------
     Total from investment operations                         3.61              3.39
                                                        ----------        ----------
Less distributions:
     Distributions from net realized gains                      --                --
     Distributions in excess of net realized gains              --                --
                                                        ----------        ----------
     Total distributions                                        --                --
                                                        ----------        ----------

Net asset value at end of period                        $    13.61        $    13.39
                                                        ==========        ==========

TOTAL RETURN                                                 36.10%            33.90%
                                                        ==========        ==========
RATIOS/SUPPLEMENTAL DATA

Net assets at end of period                             $  129,608        $   66,973
                                                        ==========        ==========
Ratio of expenses to average net assets:
     Before expense reimbursement and waived fees           104.78%(1)        147.47%(1)
     After expense reimbursement and waived fees              0.00%(1)          0.00%(1)

Ratio of net investment income to average net assets          2.02%(1)          1.83%(1)

Portfolio turnover rate                                        155%              147%

* From commencement of operations (October 1, 1999).

(1)  Annualized

                See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Valenzuela Capital Trust (the "Trust") was organized as a Delaware business trust on June 22, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of two series, the Val Cap Mid Cap Fund ("Mid Cap") and the Val Cap Small Cap Fund ("Small Cap") (collectively, the "Funds" and each individually, a "Fund"). The Trust is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, each Fund issued in a private placement 5,000 shares of beneficial interest to the Adviser at $10.00 a share on October 1, 1999.

     The Mid Cap Fund's objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies. The Fund will seek to achieve this objective by investing in the common stock of mid-cap U.S. companies with market capitalization from $1.5 billion to $10 billion.

     The Small Cap Fund's objective is capital appreciation primarily through investments in common stocks of small-capitalization companies. The Fund will seek to achieve this objective by investing in the common stock of small-cap U.S. companies with market capitalization less than $1.5 billion.

     SECURITIES VALUATION - Each Fund's NAV is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m., Eastern time, on days the Exchange is open. The Funds' securities are generally valued at current market prices. If market quotations are not available, prices are based on a fair value estimate, determined in accordance with methods approved by the Funds' Trustees.

     SHARE VALUATION - The net asset value per share of each Fund is calculated by dividing the total value of the respective Fund's assets, less liabilities by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Funds. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     ORGANIZATION EXPENSES - All costs incurred by the Trust in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, has been reimbursed by Valenzuela Capital Partners LLC (the "Adviser") and is subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See
     Note 3).

     SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

     ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts or revenue and expenses during the reporting period. Management believes the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Trust's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Funds so qualify and distribute at least 90% of their taxable net income, the Funds (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intentions to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and 98% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENTS

     During the six months ended March 31, 2000, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $182,412 and $93,816, respectively, in the Mid Cap Fund and $114,149 and $64,744, respectively, in the Small Cap Fund.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000
                                   (UNAUDITED)

2.   INVESTMENTS (CONTINUED)

     For federal income tax purposes, the cost of portfolio investments amounted to $123,275 in the Mid Cap Fund and $58,198 in the Small Cap Fund at March 31, 2000. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

                                             Mid Cap       Small Cap
                                              Fund           Fund
                                           ----------     ----------
          Gross unrealized appreciation    $   18,132     $   12,372
          Gross unrealized depreciation        (4,495)        (2,454)
                                           ----------     ----------
          Net unrealized appreciation      $   13,637     $    9,918
                                           ==========     ==========

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain Trustees and officers of the Trust are affiliated with the Investment Adviser or the Administrator. Such persons are not paid directly by the Trust for serving in those capacities.

     INVESTMENT ADVISORY AGREEMENT
     Valenzuela Capital Partners LLC, (the "Adviser") serves as the adviser of the Funds. Under the terms of an investment advisory agreement between the Trust and the Adviser, the Adviser is entitled to receive fees based on a percentage of the average net assets of each Fund. The Mid Cap Fund pays the Adviser an annual rate of 0.75% of the Fund's average daily net assets. The Small Cap Fund pays the Adviser an annual rate of 0.75% of the Fund's average daily net assets.

     Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive a portion of its advisory fees and if necessary reimburse each Fund's organizational and operational expenses so that each of the Fund's net expenses do not exceed 1.20% (the "Cap") until October 1, 2002. For the period ended March 31, 2000, the Adviser agreed to waive its entire advisory fee and pay all of the operating expenses of the Funds. If at any point during the period prior to October 1, 2002, the operational expenses of the Funds fall below the Caps, the Adviser may recoup fees previously waived or reimbursed so long as the amount of the recouped fees does not 1) cause the Funds' aggregate expenses on an annualized basis to exceed the Caps, and 2) exceed the fees previously waived or reimbursed by the Adviser prior to October 1, 2002 and organizational costs incurred by the Adviser prior to October 1, 2000, and provided that no such payments shall be made to the Adviser after October 1, 2004.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000
                                   (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement in effect since January 14, 2000, Ultimus Fund Solutions, LLC (the "Administrator") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, the Administrator receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $50 million; .125% on the next $50 million of such assets; .100% on the next $150 million of such assets; .075% on the next $250 million of such assets; and .05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $3,000 for both Funds. During the period prior to which the Funds are publicly offered for sale, the Administrator has agreed to be compensated at a rate of $750 per month per Fund. Accordingly, during the period ended March 31, 2000, the Administrator was paid $1,875 with respect to each Fund.

     FUND ACCOUNTING AGREEMENT
     Under the terms of a Fund Accounting Agreement between the Trust and the Administrator in effect since January 14, 2000, the Administrator calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, the Administrator receives from each Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. During the period prior to which the Funds are publicly offered for sale, the Administrator has agreed to be compensated at a rate of $2,000 per month per Fund, with no additional asset-based fee. Accordingly, during the period ended March 31, 2000, the Administrator was paid $5,000 with respect to each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by the Administrator in obtaining valuations of such Fund's portfolio securities.

     PRIOR SERVICE AGREEMENT
     Prior to January 14, 2000, administrative services, fund accounting services and transfer agent services were provided to the Funds by BISYS Fund Services Ohio, Inc. ("BISYS"). Pursuant to the terms of a Service Agreement with the Funds, BISYS received a fee from each Fund, calculated daily and paid monthly, at the annual rate of 0.18% of the combined average daily net assets of the Funds up to $1 billion and 0.10% over $1 billion, subject to a minimum fee of $160,000 per year for one fund and $125,000 per year for each additional fund.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000
                                   (UNAUDITED)

4.   SHAREHOLDER SERVICING PLAN

     The Funds have adopted a Shareholder Servicing Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund may incur certain costs related to the servicing of shareholder accounts, generally not to exceed 0.25% of the average daily net assets of the respective Fund. During the period ended March 31, 2000, the Funds incurred no such expenses under the Plan.

                 VALENZUELA CAPITAL TRUST - VAL CAP MID CAP FUND
                            Portfolio of Investments
                                 March 31, 2000
                                   (Unaudited)

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
              COMMON STOCKS -  91.6%
              AIR FREIGHT - 3.1%
       170    Airborne Freight                                     $      4,080
                                                                   ------------
              BIOTECHNOLOGY - 0.6%
        28    Lynx Therapeutics, Inc. (a)                                   833
                                                                   ------------
              CHEMICALS (DIVERSIFIED) - 2.0%
        57    Rohm & Hass Co.                                             2,544
                                                                   ------------
              COMPUTERS (SOFTWARE AND SERVICES) - 6.7%
        83    BMC Software, Inc. (a)                                      4,098
       100    Caminus Corp. (a)                                           2,000
       170    Objective Systems Integrator (a)                            2,582
                                                                   ------------
                                                                          8,680
                                                                   ------------
              ELECTRONICS (COMPONENT DISTRIBUTORS) - 7.3%
       154    Arrow Electronics, Inc. (a)                                 5,429
        71    Vishay Intertechnology, Inc. (a)                            3,949
                                                                   ------------
                                                                          9,378
                                                                   ------------
              ELECTRONICS (SEMICONDUCTORS) - 2.0%
        52    Cypress Semiconductor Corp. (a)                             2,564
                                                                   ------------
              FINANCIAL (DIVERSIFIED) - 1.8%
        28    Morgan Stanley Dean Witter                                  2,284
                                                                   ------------
              HEALTH CARE (HOSPITAL MANAGEMENT) - 6.2%
       262    Lifepoint Hospitals, Inc.(a)                                4,356
        76    Universal Health Services, Inc., Class B (a)                3,724
                                                                   ------------
                                                                          8,080
                                                                   ------------
              HEALTH CARE (SPECIALIZED SERVICES) - 2.8%
       246    Apria Healthcare Group, Inc. (a)                            3,552
                                                                   ------------
              INSURANCE (BROKERS) - 2.1%
        52    Hartford Financial Services Group                           2,743
                                                                   ------------
              INSURANCE (LIFE AND HEALTH) - 2.1%
        82    Everest Reinsurance Group Limited                           2,675
                                                                   ------------
              INVESTMENT MANAGEMENT - 3.5%
       106    Waddell & Reed Financial, Inc., Class A                     4,485
                                                                   ------------
              IRON AND STEEL - 2.0%
        72    Precision Castparts Corp.                                   2,628
                                                                   ------------

                See accompanying notes to financial statements.

                 VALENZUELA CAPITAL TRUST - VAL CAP MID CAP FUND
                      Portfolio of Investments (continued)
                                 March 31, 2000

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
              NATURAL GAS - 6.3%
        75    Dynegy, Inc.                                                4,706
        80    Williams Companies, Inc.                                    3,515
                                                                   ------------
                                                                          8,221
                                                                   ------------
              OFFICE EQUIPMENT AND SUPPLIES - 2.8%
        60    Avery Dennison Corp.                                        3,664
                                                                   ------------
              OIL AND GAS (DRILLING AND EQUIPMENT) - 3.3%
       218    R&B Falcon Corp. (a)                                        4,292
                                                                   ------------
              OIL AND GAS (EXPLORATION AND PRODUCTION) - 8.3%
        85    Noble Affiliates, Inc.                                      2,789
       300    Ocean Energy, Inc. (a)                                      4,312
       155    Sante Fe Snyder Corp. (a)                                   1,492
        60    Triton Energy Limited (a)                                   2,104
                                                                   ------------
                                                                         10,697
                                                                   ------------
              OIL (REFINING AND MARKETING) - 6.7%
        72    Amerada Hess Corp.                                          4,653
       130    Tosco Corporation                                           3,957
                                                                   ------------
                                                                          8,610
                                                                   ------------
              PAPER AND FOREST PRODUCTS - 5.3%
       172    Pope & Talbot, Inc.                                         3,160
        93    Williamette Industries, Inc.                                3,732
                                                                   ------------
                                                                          6,892
                                                                   ------------
              PUBLISHING - 2.9%
        89    Houghton Mifflin Company                                    3,777
                                                                   ------------
              REGIONAL BANKS - 4.0%
        32    PNC Financial Services Group                                1,442
        20    U.S. Trust Corporation                                      3,780
                                                                   ------------
                                                                          5,222
                                                                   ------------
              RETAIL (DISCOUNTERS) - 2.7%
       310    Consolidated Stores Corp. (a)                               3,526
                                                                   ------------
              SERVICES (ADVERTISING/MARKETING) - 3.2%
       125    Valassis Communications, Inc. (a)                           4,164
                                                                   ------------

                See accompanying notes to financial statements.

                 VALENZUELA CAPITAL TRUST - VAL CAP MID CAP FUND
                      Portfolio of Investments (continued)
                                 March 31, 2000

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
              SERVICES (COMMERICAL AND CONSUMER) - 3.9%
       505    Fritz Companies (a)                                         5,113
                                                                   ------------

              TOTAL COMMON STOCKS (COST $105,066)                  $    118,704
                                                                   ------------

FACE AMOUNT
-----------
              SHORT TERM MONEY MARKET SECURITIES - 14.0%
$   18,208    The Bank of New York Cash Reserve
              (Cost $18,208)                                       $     18,208
                                                                   ------------

              TOTAL INVESTMENTS IN COMMON STOCKS AND
              SHORT TERM MONEY MARKET SECURITIES - 105.6%               136,912

              OTHER ASSETS IN EXCESS OF LIABILITIES - (5.6)%             (7,304)
                                                                   ------------

              NET ASSETS - 100.0%                                  $    129,608
                                                                   ============

(a)  Non-income producing security

                See accompanying notes to financial statements.

                VALENZUELA CAPITAL TRUST - VAL CAP SMALL CAP FUND
                            Portfolio of Investments
                                 March 31, 2000
                                   (Unaudited)

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
              COMMON STOCKS - 99.4%
              ALUMINUM - 1.5%
        75    Century Aluminum Company                             $      1,031
                                                                   ------------
              CHEMICALS (SPECIALTY) - 3.8%
       100    Church & Dwight Co., Inc.                                   1,719
        39    The Geon Company                                              839
                                                                   ------------
                                                                          2,558
              COMMUNICATION EQUIPMENT - 1.7%
        36    Westell Technologies, Inc., Class A (a)                     1,148
                                                                   ------------
              COMPUTERS (SOFTWARE AND SERVICES) - 8.4%
        57    Banyan Systems, Inc. (a)                                    1,001
        63    Caminus Corp. (a)                                           1,260
        93    Objective Systems Integrator (a)                            1,412
        99    Symix Systems, Inc. (a)                                     1,980
                                                                   ------------
                                                                          5,653
                                                                   ------------
              ELECTRICAL EQUIPMENT - 2.6%
       136    Eltek Limited (a)                                             578
        18    Kemet Corp. (a)                                             1,139
                                                                   ------------
                                                                          1,717
                                                                   ------------
              ELECTRONICS (COMPONENT DISTRIBUTORS) - 4.9%
        62    Kent Electronics Corp. (a)                                  1,810
        26    Vishay Intertechnology, Inc. (a)                            1,446
                                                                   ------------
                                                                          3,256
                                                                   ------------
              EQUIPMENT (SEMICONDUCTORS) - 4.7%
       100    General Semiconductor, Inc. (a)                             1,725
        40    Photronics, Inc. (a)                                        1,412
                                                                   ------------
                                                                          3,137
                                                                   ------------
              HEALTH CARE (HOSPITAL MANAGEMENT) - 7.9%
       111    Lifepoint Hospitals, Inc. (a)                               1,845
       117    Triad Hospitals, Inc. (a)                                   1,960
        30    Universal Health Services, Inc., Class B (a)                1,470
                                                                   ------------
                                                                          5,275
                                                                   ------------
              HEALTH CARE (MEDICAL PRODUCTS AND SUPPLIES) - 1.8%
       111    Owen & Minor, Inc.                                          1,179
                                                                   ------------
              HEALTH CARE (SPECIALIZED SERVICES) - 2.3%
       108    Apria Healthcare Group, Inc. (a)                            1,559
                                                                   ------------

                See accompanying notes to financial statements.

                VALENZUELA CAPITAL TRUST - VAL CAP SMALL CAP FUND
                      Portfolio of Investments (continued)
                                 March 31, 2000

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
              HOUSEWARES - 1.2%
        51    Tupperware Corp.                                              806
                                                                   ------------
              INSURANCE (BROKERS) - 1.2%
        29    Hilb, Rogal & Hamilton Company                                792
                                                                   ------------
              INSURANCE (LIFE AND HEALTH) - 2.1%
        44    Everest Reinsurance Group Ltd.                              1,436
                                                                   ------------
              INVESTMENT BANKING AND BROKERAGE - 5.1%
        33    National Discount Brokers (a)                               1,629
       103    Wit Capital Group, Inc. (a)                                 1,764
                                                                   ------------
                                                                          3,393
                                                                   ------------
              INVESTMENT MANAGEMENT - 3.1%
        49    Waddell & Reed Financial, Inc., Class A                     2,073
                                                                   ------------
              IRON AND STEEL - 2.2%
        40    Precision Castparts Corp.                                   1,460
                                                                   ------------
              MACHINERY (DIVERSIFIED) - 2.1%
        28    Advanced Energy Industries, Inc. (a)                        1,428
                                                                   ------------
              OIL AND GAS (DRILLING AND EQUIPMENT) - 5.7%
       140    Global Industries, Ltd. (a)                                 2,048
        60    Rowan Companies, Inc. (a)                                   1,766
                                                                   ------------
                                                                          3,814
                                                                   ------------
              OIL AND GAS (EXPLORATION AND PRODUCTION) - 10.3%
        66    Cabot Oil and Gas Corporation, Class A                      1,192
        47    Noble Affiliates, Inc.                                      1,542
       142    Ocean Energy, Inc. (a)                                      2,041
       221    Sante Fe Snyder Corp. (a)                                   2,127
                                                                   ------------
                                                                          6,902
                                                                   ------------
              PHOTOGRAPHY/IMAGING - 3.3%
        66    Pinnacle Systems, Inc. (a)                                  2,195
                                                                   ------------
              PUBLISHING - 5.9%
        48    Houghton Mifflin Company                                    2,037
        35    Scholastic Corp. (a)                                        1,888
                                                                   ------------
                                                                          3,925
                                                                   ------------

                See accompanying notes to financial statements.

                VALENZUELA CAPITAL TRUST - VAL CAP SMALL CAP FUND
                      Portfolio of Investments (continued)
                                 March 31, 2000

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         ------------
              REGIONAL BANKS - 6.3%
        40    Investors Financial Services Corp.                          2,355
        10    U.S. Trust Corp.                                            1,890
                                                                   ------------
                                                                          4,245
                                                                   ------------
              RETAIL (DISCOUNTERS) - 3.0%
       179    Consolidated Stores Corp. (a)                               2,036
                                                                   ------------
              SERVICES (ADVERTISING/MARKETING) - 2.2%
        45    Valassis Communications, Inc. (a)                           1,499
                                                                   ------------
              SERVICES (COMMERCIAL AND CONSUMER) - 4.0%
       160    Fritz Companies, Inc. (a)                                   1,620
        22    Level 8 Systems, Inc. (a)                                   1,029
                                                                   ------------
                                                                          2,649
                                                                   ------------
              TRUCKERS - 2.1%
        59    Forward Air Corp. (a)                                       1,398
                                                                   ------------

              TOTAL COMMON STOCKS (COST $56,070)                   $     66,564
                                                                   ------------

FACE AMOUNT
-----------
              SHORT TERM MONEY MARKET SECURITIES - 2.3%
$    1,552    The Bank of New York Cash Reserve
              (Cost $1,552)                                        $      1,552
                                                                   ------------

              TOTAL INVESTMENTS IN COMMON STOCKS AND SHORT
                TERM MONEY MARKET SECURITIES AT VALUE - 101.7%           68,116

              OTHER ASSETS IN EXCESS OF LIABILITIES - (1.7)%             (1,143)
                                                                   ------------

              NET ASSETS - 100.0%                                  $     66,973
                                                                   ============

(a)  Non-income producing security

                See accompanying notes to financial statements.